July 1, 2011

Deborah O’Neal-Johnson, Esquire
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:   T. Rowe Price California Tax-Free Income Trust
            California Tax-Free Bond Fund
            California Tax-Free Money Fund
        File Nos.: 033-08093/811-4525

        T. Rowe Price State Tax-Free Income Trust
            Georgia Tax-Free Bond Fund
            Maryland Short-Term Tax-Free Bond Fund
            Maryland Tax-Free Bond Fund
            Maryland Tax-Free Money Fund
            New Jersey Tax-Free Bond Fund
            New York Tax-Free Bond Fund
            New York Tax-Free Money Fund
            Virginia Tax-Free Bond Fund
        File Nos.: 033-06533/811-4521

        T. Rowe Price Tax-Efficient Funds, Inc.
            T. Rowe Price Tax-Efficient Equity Fund
        File Nos. 333-26441/811-08207

        T. Rowe Price Tax-Exempt Money Fund, Inc.
        File Nos.: 002-67029/811-3055

        T. Rowe Price Tax-Free High Yield Fund, Inc.
        File Nos.: 002-94641/811-4163

        T. Rowe Price Tax-Free Income Fund, Inc.
            T. Rowe Price Tax-Free Income Fund–Advisor Class
        File Nos.: 002-57265/811-2684

        T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
        File Nos.: 002-87059/811-3872

Dear Ms. O’Neal-Johnson:

This letter accompanies our filing of the above-referenced Funds’ Statement of Additional Information under Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ Statement of Additional Information or prospectuses that were filed under Rule 485(b) on June 28, 2011.

The Prospectuses and Statement of Additional Information went effective automatically on July 1, 2011.

If you have any questions about this filing, please call me at 410-345-4981, or in my absence, Brian Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman